LEASES - Summary of Carrying Amounts of Group's Right-of-use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Right-of-Use Assets
Right of use asset, beginning balance			$ 4,207	$ 4,632
Additions including adjustments arising as a result of an extension of lease term				509
Amortization of right-of-use assets (Note 20)			(639)	(570)
Translation differences			(17)	192
Right of use asset, ending balance	$ 3,551	$ 4,763	3,551	4,763
Lease Liabilities
Lease liability, beginning balance			4,787	5,032
Additions including adjustments arising as a result of an extension of lease term				509
Interest expense	75	78	156	152
Payments			(788)	(615)
Translation differences			(29)	215
Lease liability, ending balance	$ 4,126	$ 5,293	$ 4,126	$ 5,293